Financial (Income) and Expenses	12 Months Ended
Dec. 31, 2024
Financial (Income) and Expenses [Abstract]
FINANCIAL (INCOME) AND EXPENSES

NOTE 15– FINANCIAL (INCOME) AND EXPENSES:

	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2022

Revaluation of financial liabilities at fair value through profit or loss	36	(306)	(108)
Foreign currency transaction income	(77)	(233)	530
Finance expense in respect of lease liability	-	-	(143)
Others	(1)	10	(4)
Total expenses (Income)	(42)	(529)	275